Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes Paid, Net [Abstract]
INCOME TAXES

NOTE 28 – INCOME TAXES

Enterprise Income Taxes (“EIT”)

Erayak Power Solution Group Inc. is incorporated in Cayman Island as an offshore holding company and is not subject to tax on income or capital gain under the laws of Cayman Island.

Erayak Power Solution Limited is incorporated in BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

Erayak Power Solution Hong Kong Limited is established in Hong Kong and is subject to statutory income tax rate at 16.5%.

Wenzhou Wenjie Technology Limited is established in PRC and is subject to a statutory income tax rate of 5%.

Ruike Electronics (Wenzhou) Co., Ltd is established in PRC and has an applicable EIT rate of 5%.

Zhejiang Leiya Electronics Limited and Wenzhou New Focus Limited are the Company’s main operating subsidiaries in PRC. Zhejiang Leiya Electronics is a high technology company and has an applicable EIT rate of 15%. Wenzhou New Focus Limited has an applicable EIT rate of 5%. As of December 31, 2025, the tax years ended December 31, 2020 through December 31, 2025 for the Company’s PRC entities remain open for statutory examination by PRC tax authorities.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2025, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2025, 2024 and 2023, respectively, and does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2025.

Per the consolidated statements of income and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the years ended December 31, 2025, 2024 and 2023 as follows:

	2025	2024	2023
Income before taxes excluded the amounts of loss incurring entities	$328,988	$856,301	$2,246,230
PRC EIT tax rates	15%	15%	15%
Tax at the PRC EIT tax rates	$49,348	$128,445	312,965
Tax effect of R&D expenses deduction	(65,281)	(296,833)	(148,687)
Tax effect of accumulated loss	-	-	(4,425)
Tax effect of non-deductible expenses	44,864	102,050	33,393
Income tax expenses	$28,931	$(66,338)	$193,246

Income taxes for the years ended December 31, 2025, 2024 and 2023 are attributed to the Company’s continuing operations in China and consisted of:

	2025	2024	2023
Current income tax	$2,289	$4,008	$193,246
Deferred income tax	26,642	(70,346)	-
Total income tax expense	$28,931	$(66,338)	$193,246

The deferred tax assets consisted of the following as of December 31, 2025, 2024 and 2023:

	As of December 31,
	2025	2024	2023
Deferred tax assets:
Opening balance	$100,994	$32,534	$33,490
Bad debt	9,240	24,828	-
Inventory provision	(55,304)	43,756	-
Advance to suppliers allowance	19,422	9,151	-
Effect of exchange rate	3,681	(9,275)	(956)
Total	$78,033	$100,994	$32,534

There was no valuation allowance for the deferred tax assets as of December 31, 2025 and 2024. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future taxable income over the periods in which the deferred tax assets are deductible, and the scheduled reversal of deferred tax liabilities, management believes it is more likely that the company will realize the benefits of those deductible differences as of December 31, 2025 and 2024.